ACCOUNTS PAYABLE, ACCRUALS, AND OTHER PAYABLES	12 Months Ended
Aug. 31, 2022
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE, ACCRUALS, AND OTHER PAYABLES

NOTE 9 ACCOUNTS PAYABLE, ACCRUALS, AND OTHER PAYABLES

Account payables and accruals, and other payables consist of the following:

	August 31, 2022	August 31, 2021

Accounts payable	$110,782	$102,394
Accruals	106,048	9,500
Other payables	31,980	33,078
Total	$248,810	$144,972